Segment and Geographic Information	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment and Geographic Information	Segment and Geographic Information
Segment Information

The Company operates its business in one industry, intermodal transportation equipment, and has two operating segments which also represent its reportable segments:
•Equipment leasing - the Company owns, leases and ultimately disposes of containers and chassis from its leasing fleet, as well as manages containers owned by other parties.
•Equipment trading - the Company purchases containers from shipping line customers, and other sellers of containers, and resells these containers to container retailers and users of containers for storage or one-way shipment. Included in the equipment trading segment revenues are leasing revenues from equipment purchased for resale that is currently on lease until the containers are dropped off.

These operating segments were determined based on the chief operating decision makers' review and resource allocation of the products and services offered. The Company’s Chief Operating Decision Maker(s) ("CODM") is the senior executive team.

Most of Triton’s revenues are derived from leasing equipment to the Company's core shipping line customers. The most important driver of profitability is the extent to which leasing revenues, which are driven by the Company's owned equipment fleet size, utilization and average lease rates, exceed ownership (depreciation and interest expense) and operating costs. The Company's profitability is also driven by the gains or losses realized on the sale of used containers and the margins generated from trading new and used containers. The CODM uses leasing margin and disposal gains in the Company's equipment leasing segment and net trading margin in the equipment trading segment as the primary measures of profitability and the basis for the allocation of resources. Within the components of leasing margin, the CODM will analyze the relationship between revenue trends and certain significant expenses including storage and handling and repair costs. The Company adopted ASU 2023-07 in December of 2024 on a retrospective basis.
The following tables summarize the Company's segment information and the consolidated totals reported (in thousands):

	Three Months Ended June 30,
	2025			2024
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$307,903	$1,975	$309,878	$376,865	$2,124	$378,989
Less:
Depreciation and amortization	79,179	189	79,368	135,330	206	135,536
Interest and debt expense	58,500	391	58,891	61,217	169	61,386
Storage and handling	10,914	—	10,914	13,523	—	13,523
Repair costs	2,558	—	2,558	2,328	—	2,328
Other operating expenses	1,292	—	1,292	1,181	—	1,181
Administrative expenses(1)	23,972	315	24,287	23,636	376	24,012
Other (income) expenses(2)	2,006	—	2,006	(1,902)	—	(1,902)
Leasing margin	$129,482	$1,080	$130,562	$141,552	$1,373	$142,925
Net trading margin	—	754	754	—	1,922	1,922
Net gain (loss) on sale of leasing equipment	7,861	—	7,861	(38,118)	—	(38,118)
Transaction and other costs			—			(16,139)
Other costs (income)(3)			—			(1)
Income (loss) before income taxes			$139,177			$90,589
Total assets	9,805,199	96,970	9,902,169	10,945,904	65,805	11,011,709
Purchases of leasing equipment and investments in finance leases(4)	$79,994	$—	$79,994	$293,852	$—	$293,852

	Six Months Ended June 30,
	2025			2024
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$689,072	$3,846	$692,918	$746,554	$3,720	$750,274
Less:
Depreciation and amortization	207,345	383	207,728	271,205	412	271,617
Interest and debt expense	126,379	641	127,020	122,505	333	122,838
Storage and handling	20,982	—	20,982	31,479	—	31,479
Repair costs	5,150	—	5,150	5,065	—	5,065
Other operating expenses	3,451	—	3,451	3,235	—	3,235
Administrative expenses(1)	47,837	576	48,413	45,278	543	45,821
Other (income) expenses(2)	2,236	—	2,236	(1,615)	—	(1,615)
Leasing margin	$275,692	$2,246	$277,938	$269,402	$2,432	$271,834
Net trading margin	—	1,348	1,348	—	2,299	2,299
Net gain (loss) on sale of leasing equipment	18,555	—	18,555	(23,496)	—	(23,496)
Transaction and other costs			—			(21,651)
Other costs (income)(3)			2			(47)
Income (loss) before income taxes			$297,843			$228,939
Total assets	9,805,199	96,970	9,902,169	10,945,904	65,805	11,011,709
Purchases of leasing equipment and investments in finance leases(4)	$100,194	$—	$100,194	$368,160	$—	$368,160
(1)     Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts.
(3)    Other non-allocated costs (income) include unrealized gains or losses on derivative instruments and debt termination expense.
(4)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.
There are no intercompany revenues or expenses between segments. Certain administrative expenses have been allocated between segments based on an estimate of services provided to each segment. A portion of the Company's equipment purchased for resale in the equipment trading segment may be leased for a period of time and is reflected as leasing equipment as opposed to equipment held for sale and the cash flows associated with these transactions are reflected as purchases of leasing equipment and proceeds from the sale of equipment in investing activities in the Company's Consolidated Statements of Cash Flows.

Geographic Segment Information

The Company generates the majority of its leasing revenues from international containers which are deployed by its customers in a wide variety of global trade routes. The majority of the Company's leasing related revenue is denominated in U.S. dollars.

The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Total revenues:
Asia	$116,750	$135,328	$265,719	$259,354
Europe	159,760	204,971	361,827	403,870
Americas	14,803	22,743	31,021	55,545
Bermuda	1,047	1,050	2,195	2,122
Other International	17,518	14,897	32,156	29,383
Total	$309,878	$378,989	$692,918	$750,274

Since the majority of the Company's containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company's long-lived assets are considered to be international.

The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Total equipment trading revenues:
Asia	$2,181	$6,483	$4,165	$8,474
Europe	2,886	2,605	4,422	4,538
Americas	8,524	2,840	15,275	6,697
Bermuda	—	—	—	—
Other International	2,820	2,043	4,464	4,408
Total	$16,411	$13,971	$28,326	$24,117